Acquisitions of businesses (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Fair value of assets and liabilities arising from acquisitions
(USD millions)	2018	2017	2016

Property, plant and equipment	137

Currently marketed products	2 531		451

Acquired research and development	10 224	1 223	690

Other intangible assets	1

Deferred tax assets	381	8	39

Financial and other assets	19

Inventories	20		4

Trade receivables and other current assets	90		1

Cash and cash equivalents	1 112	20	1

Deferred tax liabilities	– 2 874	– 325	– 372

Current and non-current financial debts	– 14

Trade payables and other liabilities	– 627	– 1

Net identifiable assets acquired	11 000	925	814

Acquired liquidity	– 1 112	– 20	– 1

Non-controlling interests	– 26

Goodwill	4 084	94	56

Net assets recognized as a result of business combinations	13 946	999	869